Annual Fund Operating Expenses - Rayliant NxtGen Multifactor International Equity ETF - Rayliant NxtGen Multifactor International Equity ETF	Mar. 19, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.42%

[1]	Other Expenses are estimated for the Fund’s initial fiscal year.